Bank and other Loans and Banking Facilities - Additional Information (Detail) $ in Thousands, ¥ in Millions					12 Months Ended
	Jul. 31, 2025 CNY (¥)	Jul. 11, 2025 CNY (¥)	Jul. 04, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Oct. 31, 2025 USD ($)	Jul. 04, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Jan. 03, 2025 USD ($)	Jan. 03, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($)	Aug. 31, 2021 USD ($)	Sep. 30, 2019 USD ($)
Debt Instrument [Line Items]
Bank borrowings					$ 167,400		$ 8,600
Repayments of principal					130,300		18,100
Debt repayments within one year							27,860
Assets pledged to banks					$ 209,600		233,800
Shenzhen Rural Commercial Bank | Nam Tai Inno Valley
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity											$ 15,600	¥ 110.0
Zastron Shenzhen | Shenzhen Rural Commercial Bank | Nam Tai Inno Valley
Debt Instrument [Line Items]
Line of credit, current							8,600
Line of credit, maximum borrowing capacity							1,400
Wuxi Zastron Flex [Member] | Zastron Shenzhen, NTDG
Debt Instrument [Line Items]
Line of credit facility														14.76%
Line of credit, current														$ 4,900
Nam Tai Dongguan Real Estate Development Co Ltd [Member]
Debt Instrument [Line Items]
Line of credit facility													12.00%
Line of credit, current													$ 2,800
Nam Tai Investment (Shenzhen) Co., Ltd. | Bank of Guangzhou | Nam Tai Technology Center
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity															$ 164,000
Prepayment penalty | ¥						¥ 13.7
Nam Tai Investment (Shenzhen) Co., Ltd. | Shenzhen Rural Commercial Bank
Debt Instrument [Line Items]
Percentage of equity interests				100.00%
Nam Tai Investment (Shenzhen) Co., Ltd. | Shenzhen Rural Commercial Bank | Nam Tai Technology Center
Debt Instrument [Line Items]
Line of credit, current								$ 70,700
Line of credit, maximum borrowing capacity				$ 99,600
Nam Tai Investment (Shenzhen) Co., Ltd. | Shenzhen Rural Commercial Bank | Nam Tai Inno Valley
Debt Instrument [Line Items]
Line of credit, current							8,600
Line of credit, maximum borrowing capacity							$ 14,100
Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen) | Bank of China | Nam Tai Inno Park
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity																$ 143,000
Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen) | China CITIC Bank Corporation Limited | Nam Tai Inno Park
Debt Instrument [Line Items]
Debt instrument, face amount			$ 85,300						¥ 600.0
Proceeds from Bank Debt | ¥	¥ 200.0	¥ 400.0
Debt instrument, maturity date			Jul. 04, 2040
Debt instrument, interest rate			4.30%						4.30%
Debt repayments within one year | ¥									¥ 12.0
Debt repayments within three years | ¥									¥ 54.0
Percentage of equity interests			100.00%
Nam Tai (Shenzhen) Technology Park Operations Management Co., Ltd ("NTTP") | Shenzhen Rural Commercial Bank
Debt Instrument [Line Items]
Line of credit facility										2.40%
Line of credit, current										$ 4,400